LEASES (Details) - Schedule of Lease Receivable and Lease Obligation - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Lease Receivable [Member]
LEASES (Details) - Schedule of Lease Receivable and Lease Obligation [Line Items]
Balance, beginning	$ 396	$ 534
Interest accrual	15	24
Interest received or paid	(15)	(24)
Principal repayment	(217)	(196)
Foreign exchange impact	3	58
Balance, ending	182	396
Less: current portion	(182)
Non-current portion
Addition
Lease Obligation [Member]
LEASES (Details) - Schedule of Lease Receivable and Lease Obligation [Line Items]
Balance, beginning	1,741	2,069
Interest accrual	72	95
Interest received or paid	(72)	(95)
Principal repayment	(637)	(563)
Foreign exchange impact	10	235
Balance, ending	1,263	$ 1,741
Less: current portion	(649)
Non-current portion	614
Addition	$ 149